UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments
Address: 641 Escalona Drive
         Santa Cruz, CA  95060

13F File Number:  28-03929

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey R. Scharf
Title:     President
Phone:     831-429-6513

Signature, Place, and Date of Signing:

      /s/  Jeffrey R. Scharf     Santa Cruz, CA     August 04, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $582,179 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     1434    20607 SH       SOLE                        0        0    20607
ADVANCE AUTO PARTS INC         COM              00751Y106      301     7745 SH       SOLE                        0        0     7745
AMERICAN EXPRESS CO            COM              025816109    18884   501290 SH       SOLE                        0     3645   497645
AMERICAN INTL GROUP INC        COM              026874107    13165   497529 SH       SOLE                        0     3920   493609
AUTOMATIC DATA PROCESSING IN   COM              053015103    24299   579917 SH       SOLE                        0     4670   575247
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      483        4 SH       SOLE                        0        0        4
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    23663     5898 SH       SOLE                        0       46     5852
CANADIAN NATL RY CO            COM              136375102    27159   564877 SH       SOLE                        0     5014   559863
CARNIVAL CORP                  PAIRED CTF       143658300    21685   657912 SH       SOLE                        0     5520   652392
CHEVRON CORP NEW               COM              166764100    26446   266781 SH       SOLE                        0     2325   264456
CORNING INC                    COM              219350105      276    11985 SH       SOLE                        0        0    11985
DISNEY WALT CO                 COM DISNEY       254687106    25566   819409 SH       SOLE                        0     6720   812689
EXXON MOBIL CORP               COM              30231G102     1080    12260 SH       SOLE                        0        0    12260
FISERV INC                     COM              337738108    21989   484669 SH       SOLE                        0     3930   480739
FRANKLIN RES INC               COM              354613101    23439   255742 SH       SOLE                        0     2070   253672
GENL AMERN INVS PREF B         Preferred B      368802401     1898    81245 SH       SOLE                        0     1710    79535
GENUINE PARTS CO               COM              372460105    23132   582965 SH       SOLE                        0     4790   578175
GRAINGER W W INC               COM              384802104    28619   349865 SH       SOLE                        0     3030   346835
HONDA MOTOR LTD                AMERN SHS        438128308    13278   390171 SH       SOLE                        0     3405   386766
ILLINOIS TOOL WKS INC          COM              452308109    23047   485095 SH       SOLE                        0     4005   481090
JOHNSON & JOHNSON              COM              478160104    26684   414738 SH       SOLE                        0     3380   411358
MCDONALDS CORP                 COM              580135101    20009   355899 SH       SOLE                        0     3595   352304
MICROSOFT CORP                 COM              594918104    24428   887965 SH       SOLE                        0     7240   880725
NESTLE S A REG B ADR           SPONSORED ADR    641069406     7741    68323 SH       SOLE                        0     1135    67188
NESTLE S A REG ORD             Ordinary         H57312466    10550   238065 SH       SOLE                        0        0   238065
NIKE INC                       CL B             654106103     9844   165147 SH       SOLE                        0     1425   163722
NOKIA CORP                     SPONSORED ADR    654902204    21401   873490 SH       SOLE                        0     7005   866485
NOVARTIS A G                   SPONSORED ADR    66987V109    26854   487894 SH       SOLE                        0     3975   483919
QUALCOMM INC                   COM              747525103      353     7945 SH       SOLE                        0        0     7945
SAP AKTIENGESELLSCHAFT         SPONSORED ADR    803054204    27024   518586 SH       SOLE                        0     4290   514296
SCHLUMBERGER LTD               COM              806857108    29502   274617 SH       SOLE                        0     2340   272277
SYSCO CORP                     COM              871829107    22667   823943 SH       SOLE                        0     6585   817358
TARGET CORP                    COM              87612E106      375     8060 SH       SOLE                        0        0     8060
TOYOTA MOTOR CORP              SP ADR REP2COM   892331307    12502   132996 SH       SOLE                        0     1080   131916
WALGREEN CO                    COM              931422109    22402   689088 SH       SOLE                        0     5915   683173